INCOME TAXES (Summary of Components of Net Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets
Net operating loss carryforward	$ 237,393	$ 215,737
Tax credit carryforwards	67,579	60,385
Capital loss carryforwards		3,742
Written-down/amortization of intangible assets and goodwill	5,554	8,051
Fixed assets	5,997	4,428
Demo equipment income	7,357	7,071
Prepaid expense	736	126
Accrued warranties	(92)	1,230
Other	16,352	38,878
Total Deferred Tax Assets	340,876	339,648
Deferred Tax Liabilities
Allowances and reserves	(8,969)	(8,254)
Other	(335)	(278)
Total Deferred Tax Liabilities	(9,304)	(8,532)
Total Deferred Tax Assets	331,572	331,116
Less: Valuation Allowance	(329,523)	(328,397)
Net Deferred Tax Assets	$ 2,049	$ 2,719